Provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Current liabilities [Abstract]
Non-refundable sales tax and other provisions	$ 17,816	$ 13,375
CANADA
Current liabilities [Abstract]
Percentage of GST required to remit	5.00%
Percentage of GST on exported services